Summary of Nonvested Stock Option Activity (Detail) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jul. 16, 2013	Mar. 11, 2013	Dec. 31, 2012	Sep. 30, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member] Scenario, Previously Reported [Member]
Number of shares subject to Options
Beginning balance				2,970,714	2,813,783
Number of shares subject to options, Granted				1,072,651	396,625	2,766,284	396,000
Number of shares subject to options, Vested	(11,563)	(244,009)			(136,881)
Number of shares subject to options, Forfeited					(102,188)
Ending Balance					2,970,714	2,813,783
Weighted average grant-date fair value
Beginning balance			$ 2.48
Granted			$ 4.68	$ 6.74	$ 4.68	$ 2.60
Vested			$ 0.84
Forfeited			$ 2.76
Ending Balance			$ 2.84